ADVANCES FROM CUSTOMERS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Advances From Customers
Advances from customers	$ 1,843,976	$ 1,555,424
Revenues from the contract liabilities	$ 1,298,230	$ 135,002